Average Annual Total Returns - Instl Sel - Vanguard Total International Bond Index Fund	Institutional Select Shares 1 Year	Institutional Select Shares 5 Years	Institutional Select Shares Since Inception	Institutional Select Shares Inception Date	Institutional Select Shares Return After Taxes on Distributions 1 Year	Institutional Select Shares Return After Taxes on Distributions 5 Years	Institutional Select Shares Return After Taxes on Distributions Since Inception	Institutional Select Shares Return After Taxes on Distributions Inception Date	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	4.59%	4.50%	4.26%	May 31, 2013	4.15%	3.50%	3.35%	May 31, 2013	2.75%	3.03%	2.89%	May 31, 2013	4.75%	4.67%	4.45%	May 31, 2013	10.11%	4.89%	2.30%	May 31, 2013